Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories and Provision of Inventories	As of September 30, 2023 and March 31, 2024, inventories and provision of inventories consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Finished goods (1)	$537,489	$3,904,164
Work in progress (2)	72,849	42,896
Raw materials (3)	309,393	405,580
Provision for inventories	(90,853)	(134,694)
Inventories, net	$828,878	$4,217,946
(1)	Finished goods mainly included battery packs and e-bicycles.
(2)	Work in progress included work in progress of electronic control system.
(3)	Raw materials included components and parts for manufacturing electronic control system and the provision of maintenance service.

Schedule of Movement of Provision for Inventories	The movement of provision for inventories was as follows for the six months ended March 31, 2023 and 2024:
	Six Months Ended March 31,
	2023	2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$196,151	$90,853
Current period addition	14,508	99,888
Charge off	(54,219)	(56,917)
Foreign currency translation adjustment	6,396	870
Balance at the end of the period	$162,836	$134,694